Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable, net
	December 31, 2011	December 31, 2012
	RMB	RMB
Accounts receivable	75,866	112,482
Less: Allowance for doubtful accounts	(3,109)	(6,636)
	72,757	105,846

Movement of allowance for doubtful accounts
	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of year	2,041	3,919	3,109
Add: Current year additions	3,420	1,752	3,696
Less: Current year reversal	(30)	—	—
Current year write-offs	(1,512)	(2,137)	(204)
Foreign currency translation	—	(425)	35
Balance at end of year	3,919	3,109	6,636